THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 22, 2002.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  9-30-01

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       November 22, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $152,057 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                 TITLE OF                      VALUE       SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                    CLASS            CUSIP      (X$1000)     PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ALLIANCE SEMICONDUCTOR CORP      COM              01877H100     1,248     174,500   SH          SOLE          174,500    0     0
AT & T CDA INC                   DEPS RCPT CL B   00207Q202    51,992   1,791,896   SH          SOLE        1,791,896    0     0
COMPAQ COMPUTER CORP             COM              204493100     7,016     844,300   SH          SOLE          844,300    0     0
DEAN FOODS CO                    COM              242361103    20,040     433,300   SH          SOLE          433,300    0     0
HERCULES INC                     COM              427056106     3,713     450,000   SH          SOLE          450,000    0     0
HOMESTAKE MNG CO                 COM              437614100     1,302     140,000   SH          SOLE          140,000    0     0
HONEYWELL INTL INC               COM              438516106    11,487     435,100   SH          SOLE          435,100    0     0
MEDIA ARTS GROUP INC             COM              58439C102       328     161,800   SH          SOLE          161,800    0     0
RALSTON PURINA CO                COM              751277302    19,985     609,300   SH          SOLE          609,300    0     0
ULTRAMAR DIAMOND SHAMROCK CORP   COM              904000106    24,914     519,700   SH          SOLE          519,700    0     0
UNITED MICROELECTRONICS CORP     SPONSORED ADR    910873207     1,358     255,185   SH          SOLE          255,185    0     0
WILLAMETTE INDS INC               COM             969133107     8,674     192,800   SH          SOLE          192,800    0     0

